STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

	(Initial Measurement)
	May 17, 2022	September 30, 2022
Volatility	130.8%	133.3%
Expected term in years	2.5	2.5
Dividend rate	0.0%	0.0%
Risk-free interest rate	2.67%	4.24%
The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.16%

The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions:

Volatility	85.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	0.155%

Schedule of Warrants Outstanding To Purchase Common Stock
As of September 30, 2022, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
112,500	$10.00	February 12, 2026
1,480,000	$0.9382	May 17, 2027